Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2020
Common stock share, authorized	500,000,000	500,000,000	500,000,000
Common stock share, par value	$ 0.001	$ 0.001	$ 0.001
Common stock share, issued	376,815,718	296,236,627	289,147,675
Common stock share, outstanding	376,815,718	296,236,627	289,147,675
Preferred stock share, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock share, authorized	100,000,000	100,000,000	100,000,000
Preferred Stock Series C [Member]
Preferred stock share, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock share, authorized	100,000,000	10,000,000
Preferred stock share, issued	600,000	600,000	600,000
Preferred stock share, outstanding	600,000	600,000	600,000
Preferred Stock Series D [Member]
Preferred stock share, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock share, authorized	10,000,000	10,000,000	10,000,000
Preferred stock share, issued	50,000	50,000	50,000
Preferred stock share, outstanding	50,000	50,000	50,000
Preferred Stock Series E [Member]
Preferred stock share, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock share, authorized	13,650,000	13,650,000	13,650,000
Preferred stock share, issued	0	13,650,000	0
Preferred stock share, outstanding	0	13,650,000	0
Preferred Stock Series F [Member]
Preferred stock share, par value	$ 0.001	$ 0.001
Preferred stock share, authorized	59,270,000	59,270,000
Preferred stock share, issued	0	0
Preferred stock share, outstanding	0	0